UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
NON-CURRENT ASSETS
Property, plant and equipment	$ 121.4	$ 116.3
Right-of-use assets	331.1	285.2
Collaboration prepaid leases	35.0	72.7
Other non-current assets	26.5	12.4
Total non-current assets	514.0	486.6
CURRENT ASSETS
Collaboration inventories, net	37.1	32.0
Trade receivables	1.7	13.1
Prepayments, other receivables and other assets	209.3	253.4
Time deposits	188.2	46.7
Cash and cash equivalents	646.4	901.9
Total current assets	1,082.7	1,247.1
TOTAL ASSETS	1,596.7	1,733.7
CURRENT LIABILITIES
Trade payables	74.3	83.0
Tax payable	20.3	19.2
Other payables and accruals	130.2	195.4
Lease liabilities	11.2	7.4
Contract liabilities	6.0	11.3
Collaboration interest-bearing advanced funding	266.0	319.1
Other current liabilities	1.1	1.0
Total current liabilities	509.1	636.4
NON-CURRENT LIABILITIES
Lease liabilities long term	112.1	87.2
Other non-current liabilities	7.8	8.0
Total non-current liabilities	119.9	95.2
TOTAL LIABILITIES	629.0	731.6
EQUITY
Share capital	0.1	0.1
Reserves	967.6	1,002.0
Total equity	967.7	1,002.1
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	$ 1,596.7	$ 1,733.7